Note 8 - Goodwill and Intangible Assets (Details Textual) - USD ($)			12 Months Ended
	May 01, 2019	Oct. 22, 2018	Dec. 31, 2019	Dec. 31, 2018
Goodwill, Acquired During Period			$ 16,275,000	$ 202,000
Amortization of Intangible Assets, Total			$ 600,000	$ 48,000
Planters First Bank [Member]
Goodwill, Acquired During Period		$ 202,000
Planters First Bank [Member] | Core Deposits [Member]
Finite-lived Intangible Assets Acquired		$ 560,000
LBC Bancshares, Inc [Member]
Goodwill, Acquired During Period	$ 15,700,000
LBC Bancshares, Inc [Member] | Core Deposits [Member]
Finite-lived Intangible Assets Acquired	3,100,000
PFB Mortgage [Member]
Goodwill, Acquired During Period	$ 541,000